Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	2023	2022	2021
Directors' remuneration	1,803	1,153	902
-short-term employee benefits	1,538	944	870
-share-based payments	265	209	32
Other members of key management’s remuneration	1,867	2,080	2,834
-short-term employee benefits	802	817	1,395
-share-based payments	1,065	1,263	1,439
Total	3,670	3,233	3,736

	2023	2022	2021
Income from technical support services from Cubic Games Studio Ltd to Castcrown Ltd	2	314	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	—	519	—
	2	833	—

	2023	2022	2021
Castcrown Ltd	198	325	—
MX Capital Ltd	1,198	1,079	—
	1,396	1,404	—

	December 31,	December 31,
	2023	2022
Receivable from Castcrown Ltd to Cubic Games Studio Ltd	—	123
Receivable from Castcrown Ltd to Nexters Armenia LLC	—	134
	—	257

	December 31,	December 31,
	2023	2022
Loan to Castcrown Ltd - net (Note 17)	—	—
Loan to MX Capital Ltd - net (Note 17)	—	3,317
	—	3,317